consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income (loss)	$ 1,718	$ 1,698
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	3,452	3,216
Deferred income taxes	31	47
Share-based compensation expense, net	122	139
Net employee defined benefit plans expense	101	113
Employer contributions to employee defined benefit plans	(44)	(53)
Non-current contract assets	(21)	(6)
Non-current unbilled customer finance receivables	(26)	(184)
Unrealized change in forward element of virtual power purchase agreements	(193)
Gain on disposition of financial solutions business		(410)
Loss from equity accounted investments	7	10
Other	(143)	(100)
Net change in non-cash operating working capital	(193)	(82)
Cash provided by operating activities	4,811	4,388
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(3,647)	(3,097)
Cash payments for spectrum licences		(2,219)
Cash payments for acquisitions, net	(1,547)	(468)
Advances to, and investment in, real estate joint ventures and associates	(21)	(46)
Real estate joint venture receipts	5	4
Proceeds on disposition	16	508
Investment in portfolio investments and other	(214)	(148)
Cash used by investing activities	(5,408)	(5,466)
FINANCING ACTIVITIES
Net		1,300
Dividends paid to holders of Common Shares	(1,188)	(1,045)
Issue (repayment) of short-term borrowings, net	(17)	10
Long-term debt issued	10,271	4,891
Redemptions and repayment of long-term debt	(8,049)	(4,972)
Shares of subsidiary issued and sold to (purchased from) non-controlling interests, net	(123)	827
Other	(46)	(58)
Cash provided by financing activities	848	953
CASH POSITION
Increase (decrease) in cash and temporary investments, net	251	(125)
Cash and temporary investments, net, beginning of period	723	848
Cash and temporary investments, net, end of period	974	723
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(816)	(744)
Interest received	17	17
Income taxes paid, net
In respect of comprehensive income	(514)	(563)
In respect of business acquisitions	(5)	(38)
Income taxes paid, net	$ (519)	$ (601)